Note 12 - Stockholders' Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Stockholders' Equity
Note 12: Stockholders’ Equity
Common Stock
Subject to the rights of the holders of any outstanding shares of preferred stock, each share of common stock is entitled to: (i)
one
vote
on
all
matters presented to the stockholders, with no cumulative voting rights; (ii) receive such dividends as may be declared by the board of directors out of funds legally available therefor; and (iii) in the event of our liquidation or dissolution, share ratably in any distribution of our assets.
Dividends
In September 2011 and February 2012, our Board of Directors (“Board”) adopted a common stock dividend policy that has two components: (1) a dividend that links the amount of dividends on our common stock to our average quarterly realized silver price in the preceding quarter, and (2) a minimum annual dividend of $0.01 per share of common stock, in each case, payable quarterly, if and when declared. In September 2020, we amended the dividend policy to (1) reduce the minimum quarterly realized silver price threshold for the first component above from $30 per ounce to $25 per ounce, and (2) increased the minimum annual dividend from $0.01 per share to $0.015 per share. In each of May and September 2021, our Board approved an increase in our silver-linked dividend policy by $0.01 per year, and in September 2021 also approved a reduction in the minimum realized silver price threshold to $20 from $25 per ounce. For illustrative purposes only, the table below summarizes potential per share dividend amounts at different quarterly average realized price levels according to the first component of the policy, as amended:

Quarterly Average Realized Silver Price ($ per ounce)	Quarterly Silver- Linked Dividend ($ per share)	Annualized Silver- Linked Dividend ($ per share)	Annualized Minimum Dividend ($ per share)	Annualized Dividends per Share: Silver- Linked and Minimum ($ per share)
<$20	$—	$—	$0.015	$0.015
$20	$0.0025	$0.01	$0.015	$0.025
$25	$0.0100	$0.04	$0.015	$0.055
$30	$0.0150	$0.06	$0.015	$0.075
$35	$0.0250	$0.10	$0.015	$0.115
$40	$0.0350	$0.14	$0.015	$0.155
$45	$0.0450	$0.18	$0.015	$0.195
$50	$0.0550	$0.22	$0.015	$0.235
Total quarterly common stock dividends declared by our Board for the years ended December 31, 2023, 2022 and 2021 amounted to $15.2 million, $12.4 million and $20.1 million respectively. The common stock dividend declared by the Board in the third quarter of 2020 and each subsequent quarter with the exception of the fourth quarter of 2022 has included the silver-linked component, as the realized silver price was above the minimum thresholds applicable to each of those quarters. Prior to 2011, no dividends had been declared on our common stock since 1990. The declaration and payment of common stock dividends is at the sole discretion of our Board.
At-The-Market Equity Distribution Agreement
Pursuant to an equity distribution agreement dated February 18, 2021, we may offer and sell up to 60 million shares of our common stock from time to time to or through sales agents. Sales of the shares, if any, will be made by means of ordinary brokers transactions or as otherwise agreed between the Company and the agents as principals. Whether or not we engage in sales from time to time may depend on a variety of factors, including share price, our cash resources, customary black-out restrictions, and whether we have any material inside information. The agreement can be terminated by us at any time. Any sales of shares under the equity distribution agreement are registered under the Securities Act of 1933, as amended, pursuant to a shelf registration statement on Form S-3. During March, April and December of 2023, we sold 10,645,198 shares under the agreement for proceeds of $56.7 million, net of commissions and fees of $0.9 million. In total since September 2022 through December 31, 2023, we have sold 14,505,397 shares under the agreement for total proceeds of $74.0 million, net of commissions and fees of $1.2 million.
Common Stock Repurchase Program
In 2012, our Board approved a stock repurchase program under which we are authorized to repurchase up to 20 million shares of our outstanding common stock from time to time in open market or privately negotiated transactions, depending on prevailing market conditions and other factors. The repurchase program may be modified, suspended or discontinued by us at any time. As of December 31, 2023, a total of 934,100 shares have been repurchased under the program, at an average price of $3.99 per share. No shares were purchased under the program during the periods covered by these financial statements.
Preferred Stock
We have 157,776 shares (2022: 157,776 shares) of Series B Preferred Stock (“Preferred Stock”) outstanding which are
listed
on
the
New
York
Stock Exchange. The Preferred Stock ranks senior to our common stock with respect to dividend payments, and amounts due upon liquidation, dissolution or winding up. While the Preferred Stock remains outstanding, we cannot authorize the creation or issuance of any class or series of stock that ranks senior to the Preferred Stock with respect to dividend payments, and amounts due upon liquidation, dissolution or winding up, without the consent of 66 2/3% of the Preferred Stockholders. Preferred Stockholders are entitled to receive, when, as and if declared by our Board, an annual cash dividend of $3.50 per share of Preferred Stock, payable quarterly in arrears. Dividends are cumulative from the date of issuance, regardless of whether we have assets legally available for such payment. Total quarterly preferred stock dividends declared by our Board for the years ended December 31, 2023, 2022 and 2021 amounted to $552,000 per year, respectively. Interest is not payable on any accumulated dividends. The Preferred Stock is redeemable at our option at $50 per share of Preferred Stock, plus any unpaid dividends up to the date of redemption. The Preferred Stock has a liquidation preference of $50 per share of Preferred stock, or $7.9 million, plus an amount per share equal to all dividends undeclared and unpaid thereon to the date of final distribution. Except in limited circumstances, the Preferred Stockholders have no voting rights. Each share of Preferred Stock is convertible, in whole or in part, at the holder’s option into our common stock at a conversion price of $15.55 per common stock. During 2022, 40 shares of Preferred Stock were converted into 128 shares of our common stock.

Stock Award Plans
We use stock-based compensation plans to aid us in attracting, retaining and motivating our employees, as well as to provide incentives more directly linked to increases in stockholder value. These plans provide for the grant of options to purchase shares of our common stock, the issuance of restricted stock units, performance-based shares and other equity-based awards.
Stock-based compensation expense amounts recognized for the years ended December 31, 2023, 2022 and 2021 were $6.6 million, $6.0 million, and $6.1 million, respectively. Over the next twelve months, we expect to recognize $4.2 million in additional compensation expense as outstanding restricted stock units and performance-based shares vest.
Stock Incentive Plan
During 2010, our stockholders voted to approve the adoption of our 2010 Stock Incentive Plan and to reserve up to 20,000,000 shares of common stock for issuance under the plan. In the second quarter of 2019, our stockholders voted to approve an amendment to the plan to restore the number of shares of common stock available for issuance under the 2010 plan to the original 20,000,000 shares (along with other changes). The Board has broad authority under the 2010 plan to fix the terms and conditions of individual agreements with participants, including the duration of the award and any vesting requirements. As of December 31, 2023, there were 12,756,250 shares available for future grant under the 2010 plan.
Directors’ Stock Plan
In 2017, we adopted the amended and restated Hecla Mining Company Stock Plan for Non-Employee Directors (the “Directors’ Stock Plan”), which may be terminated by our board of directors at any time. Each non-employee director is credited each year with that number of shares determined by dividing $120,000 by the average closing price for our common stock on the New York Stock Exchange for the prior calendar year. A minimum of 25% of the shares credited each year is held in trust for the benefit of each director until delivered to the director. Each director may elect, prior to the first day of the applicable year, to have a greater percentage contributed to the trust for that year. Delivery of the shares from the trust occurs upon the earliest of: (1) death or disability; (2) retirement; (3) a cessation of the director’s service for any other reason; (4) a change in control; or (5) at the election of the director at any time, provided, however, that shares must be held in the trust for at least two years prior to delivery. During 2023, 2022, and 2021, 125,063, 98,310, and 207,375 shares, respectively, were credited to the non-employee directors. During 2023, 2022 and 2021, $0.7 million, $0.4 million, and $1.8 million, respectively, was charged to general and administrative expense associated with the shares issued to the non-employee directors. During 2022, two directors retired and 388,175 shares were distributed to them. At December 31, 2023, there were 2,165,894 available for grant in the future under the plan.
Restricted Stock Units
Unvested restricted stock units (“RSU”) activity granted by the Board to employees are summarized as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Unvested, January 1, 2021	3,936,134	$2.55
Granted	629,437	$7.88
Canceled	(770,416)	$2.82
Vested	(1,772,803)	$2.60

Unvested, December 31, 2021	2,022,352	$3.97
Granted	1,256,532	$4.41
Canceled	(177,801)	$4.41
Vested	(1,304,968)	$3.97

Unvested, December 31, 2022	1,796,115	$4.23
Granted	1,316,120	$5.05
Canceled	(336,060)	$4.90
Vested	(918,927)	$5.05

Unvested, December 31, 2023	1,857,248	$4.28

Unvested RSUs will be forfeited by participants upon termination of employment in advance of vesting, with the exception of termination due to retirement if certain criteria are met. At December 31, 2023, there was unrecognized compensation expense of $5.2 million related to unvested RSUs to be recognized over a weighted average period of 1.3 years.

Performance-Based Shares
We periodically grant performance-based share awards (“PSUs”) to certain executive employees. The value of the PSUs (if any) is based on t he
ranking of the market performance of our common stock relative to the performance of the common stock of a group of peer companies over a three-year measurement period. The number of shares to be issued (if any) is based on the value of the PSUs divided by the share price at grant date. The compensation cost is measured using a Monte Carlo simulation to estimate their value at grant date, and the expense related to the performance-based awards (if any) will be recognized on a straight-line basis over the thirty months following that date of the PSUs.
Unvested PSUs activity granted by the Board to eligible employees are summarized as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Unvested, January 1, 2021	1,813,895	$0.41
Granted	122,462	$13.70
Canceled	(174,108)	$0.76
Vested (1)	(887,827)	$—

Unvested, December 31, 2021	874,422	$2.61
Granted	322,796	$3.78
Vested (1)	(597,360)	$0.31

Unvested, December 31, 2022	599,858	$5.54
Granted	336,096	$3.54
Canceled	(109,727)	$5.30
Vested (1)	(205,425)	$8.17

Unvested, December 31, 2023	620,802	$3.63

(1) Vested on December 31 and distributed in February of the following year
Unvested PSUs will be forfeited by participants upon termination of employment in advance of vesting. At December 31, 2023, there was an unrecognized compensation expense of $1.0 million related to unvested PSUs to be recognized over a weighted average period of 1.5 years.
In connection with the vesting of restricted stock units, PSUs and other stock grants, employees have in the past, at their election and when permitted by us, chosen to satisfy their tax withholding obligations through net share settlement, pursuant to which we withhold the number of shares necessary to satisfy such withholding obligations and pay the obligations in cash. Pursuant to such net settlements, in 2023, we withheld 404,514 shares valued at $2.0 million, or $5.03 per share. In 2022, we withheld 737,258 shares valued at $3.7 million, or $4.99 per share. In 2021, we withheld 574,251 shares valued at $4.5 million, or $7.88 per share. These shares become treasury shares unless we cancel them.
Warrants
We have 4,136,000 warrants outstanding since the Klondex acquisition in July 2018.
Each
warrant entitles the warrant
holder
to
purchase one share of our common stock. The warrants have the following key terms:

Number of warrants	Exercise price	Expiration date
2,068,000	$1.57	February 2029
2,068,000	$8.02	April 2032